Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 16,341	£ 18,156
Issuances	1,734	1,438
Redemptions	(4,534)	(3,464)
Other	(702)	211
Closing balance	£ 12,839	£ 16,341